Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Net Loss Per Share
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	Three Months Ended March 31,
	2021	2020
Stock options to purchase common stock	3,560,541	2,399,195
Unvested restricted stock units	—	525,177
Convertible promissory notes	—	2,378,753
Total	3,560,541	5,303,125